UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Ridgeback Capital Investments Ltd.
Address:      430 Park Avenue, 12th Floor
              New York, New York 10022


Form 13F File Number:  28-_______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Bud Holman
Title:        Attorney-in-Fact for Wayne Holman, Director
Phone:        (212) 808-7729

Signature, Place, and Date of Signing:


    /s/ Bud Holman                        NY, NY                February 5, 2007
   --------------------------     --------------------------    ----------------
         [Signature]                    [City, State]                 [Date]

Exhibit 24.1

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               FORM 13F SUMMARY PAGE

Report Summary:


Number of other Included Managers:        2

Form 13F Information Table Entry Total:   21

Form 13F Information Table Value Total:   $292,709
                                          (thousands)


List of other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings an list entries.]

      No.            Form 13F File Number       Name

      1              28-_________________       Ridgeback Capital Management LLC
      2              28-_________________       Wayne Holman

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
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COLUMN 1                 COLUMN 2        COLUMN 3     COLUMN 4            COLUMN 5      COLUMN 6     COLUMN 7        COLUMN 8
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                                                                                                                VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS  CUSIP        VALUE       SHRS OR   SH/   PUT/  INVESTMENT    OTHER   ---------------------
                                                     (x$1000)     PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Acorda Therapeutics      Common Stock    0484M106    $53,560    3,328,762   SH          Sole          1, 2                 3,328,762
Inc.
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Third Wave               Common Stock    88428W108      $598      125,000   SH          Sole          1, 2                   125,000
Technologies Inc.
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Alexion                  Common Stock    015351109    $3,394       84,000   SH          Sole          1, 2                    84,000
Pharmaceuticals Inc.
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Sepracor Inc.            Common Stock    81731510    $92,273    1,496,000   SH          Sole          1, 2                 1,496,000
------------------------------------------------------------------------------------------------------------------------------------
Biodelivery Sciences     Common Stock    09060J1      $2,308      676,922   SH          Sole          1, 2                   676,922
Intl . IN
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Avigen Inc.              Common Stock    053690103    $6,610    1,228,707   SH          Sole          1, 2                 1,228,707
------------------------------------------------------------------------------------------------------------------------------------
Zymogenetics Inc.        Common Stock    98985T109    $7,855      500,000   SH          Sole          1, 2                   500,000
------------------------------------------------------------------------------------------------------------------------------------
Momenta                  Common Stock    60877T100   $10,212      650,000   SH          Sole          1, 2                   650,000
Pharmaceuticals Inc.
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Auxilium                 Common Stock    05334D107    $8,942      605,000   SH          Sole          1, 2                   605,000
Pharmaceuticals Inc.
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Altus Pharmaceuticals    Common Stock    02216N105    $1,606       83,397   SH          Sole          1, 2                    83,397
Inc.
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Maxygen Inc.             Common Stock    577776107    $8,531      806,292   SH          Sole          1, 2                   806,292
------------------------------------------------------------------------------------------------------------------------------------
Monogram Biosciences     Common Stock    60975U108      $712      400,000   SH          Sole          1, 2                   400,000
Inc.
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Exact Sciences Corp.     Common Stock    30063P105      $874      352,000   SH          Sole          1, 2                   352,000
------------------------------------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals   Common Stock    004225108   $13,024    1,465,000   SH          Sole          1, 2                 1,465,000
Inc.
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AP Pharma Inc.           Common Stock    00202J104    $1,168      905,210   SH          Sole          1, 2                   905,210
------------------------------------------------------------------------------------------------------------------------------------
Poniard                  Common Stock    732449103      $202       39,000   SH          Sole          1, 2                    39,000
Pharmaceuticals Inc.
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Bristol Myers Squibb     Common Stock    110122108   $28,941    1,100,000   SH          Sole          1, 2                 1,100,000
Co.
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Par Pharmaceutical Cos   Common Stock    69888P106    $8,961      399,493   SH          Sole          1, 2                   399,493
Inc.
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United Therapeutics      Common Stock    91307C102    $4,054       75,000   SH          Sole          1, 2                    75,000
Corp. Del
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Merck & Co. Inc.         Common Stock    589331107   $38,585      886,000   SH          Sole          1, 2                   886,000
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Mylan Laboratories Inc.  Common Stock    628530107      $299       15,000   SH          Sole          1, 2                    15,000
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